Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses [Line Items]
Accrued expenses	$ 20,037	$ 8,339	$ 5,247
Related to research and development expenses
Accrued Expenses [Line Items]
Accrued expenses	10,678	3,637	1,991
Related to other professional services
Accrued Expenses [Line Items]
Accrued expenses	3,204	1,546	1,110
Related to employee benefits
Accrued Expenses [Line Items]
Accrued expenses	4,161	2,901	1,950
Related to taxes and fees
Accrued Expenses [Line Items]
Accrued expenses	$ 1,994	$ 255	$ 196